Loss per Share ("LPS") (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss per Share ("LPS") [Abstract]
Net Loss	$ (268,707,322)	$ (51,796,181)	$ (16,953,032)
Less: Net loss attributable to non-vested share awards	4,606,096	832,333	351,877
Net loss attributable to common shareholders	$ (264,101,226)	$ (50,963,848)	$ (16,601,155)
Denominators
Weighted average common shares outstanding, basic and diluted	644,260	613,844	332,609
Net loss per common share:
Net loss per common share, basic and diluted	$ (409.93)	$ (82.84)	$ (49.78)